Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We recognize the importance of maintaining the confidentiality, integrity and availability of our business operations and systems. Our information technology, or IT, systems are largely outsourced to a third party vendor which we rely on for implementation of the security measures of those systems and the data stored in them. Generally, our board of directors oversees our risk management activities, and cybersecurity represents an important element of our overall approach to risk management. We adopt a cross-functional approach that, together with our outsourced IT vendor, aims to preserve the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

Cybersecurity Risk Management and Strategy; Effect of Risk

We face risks related to cybersecurity such as unauthorized access, cybersecurity attacks and other security incidents, including as perpetrated by hackers and unintentional damage or disruption to hardware and software systems, loss of data, and misappropriation of confidential information. To identify and assess material risks from cybersecurity threats, we, together with our outsourced IT vendor, maintain a comprehensive cybersecurity program to ensure our systems are effective and prepared for information security risks, including regular oversight of our programs for security monitoring for internal and external threats to ensure the confidentiality and integrity of our information assets. We consider risks from cybersecurity threats alongside other company risks as part of our overall risk assessment process. Together with our outsourced IT vendor, we employ a range of tools and services, including regular network and endpoint monitoring, audits, vulnerability assessments, penetration testing, threat modeling and tabletop exercises to inform our risk identification and assessment.

To provide for the availability of critical data and systems, maintain regulatory compliance, manage our material risks from cybersecurity threats, and protect against and respond to cybersecurity incidents, we, together with our outsourced IT vendor, ensure that the following activities and measures are in place:

To provide for the availability of critical data and systems, maintain regulatory compliance, manage our material risks from cybersecurity threats, and protect against and respond to cybersecurity incidents, we undertake the following activities:

•	monitor emerging data protection laws and implement changes to our processes that are designed to comply with such laws;
•	through our policies, practices and contracts (as applicable), require employees, as well as third parties that provide services on our behalf, to treat confidential information and data with care;
•	employ technical safeguards that are designed to protect all information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence;
•	provide regular, mandatory training for our employees and contractors regarding cybersecurity threats as a means to equip them with effective tools to address cybersecurity threats, and to communicate our evolving information security policies, standards, processes and practices;
•	conduct annual cybersecurity management and incident training for employees involved in our systems and processes that handle sensitive data; and
•	carry information security risk insurance that provides protection against the potential losses arising from a cybersecurity incident.

Our incident response plan coordinates the activities we take to prepare for, detect, respond to and recover from cybersecurity incidents, which include processes to triage, assess severity for, escalate, contain, investigate and remediate the incident, as well as to comply with potentially applicable legal obligations and mitigate damage to our business and reputation.

As part of the above processes, we regularly engage with our outsourced IT vendor to review our cybersecurity program to help identify areas for continued focus, improvement and compliance.

Our processes also address cybersecurity threat risks associated with our use of third-party service providers who have access to data or our systems. In addition, cybersecurity considerations affect the selection and oversight of our third-party service providers. We perform diligence on third parties that have access to our systems, data or facilities that house such systems or data. As a matter of policy, other than our outsourced IT vendor, we do not grant third parties access to our systems, data or facilities that house such systems or data. Our outsourced IT vendor continually monitors cybersecurity threat risks to its systems and infrastructure.

We describe whether and how risks from identified cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition, under the heading “ We are subject to cybersecurity risks, including the misappropriation or compromise of our information, our information technology systems, and other cybersecurity incidents that may result in operational or service disruption, harm to our reputation, litigation, fines, penalties and liabilities, and the incurrence of costs in an effort to minimize those risks ,” in Item 3D--Risk Factors ” which disclosures are incorporated by reference herein.

In the last three fiscal years, we have not experienced any material cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our information technology, or IT, systems are largely outsourced to a third party vendor which we rely on for implementation of the security measures of those systems and the data stored in them. Generally, our board of directors oversees our risk management activities, and cybersecurity represents an important element of our overall approach to risk management. We adopt a cross-functional approach that, together with our outsourced IT vendor, aims to preserve the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We describe whether and how risks from identified cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition, under the heading “ We are subject to cybersecurity risks, including the misappropriation or compromise of our information, our information technology systems, and other cybersecurity incidents that may result in operational or service disruption, harm to our reputation, litigation, fines, penalties and liabilities, and the incurrence of costs in an effort to minimize those risks ,” in Item 3D--Risk Factors ” which disclosures are incorporated by reference herein.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity is an important part of our risk management processes and an area of focus for our board of directors and management. In general, our board of directors oversees risk management activities designed and implemented by our management. Our board of directors executes its oversight responsibility for risk management both directly and through delegating oversight of certain of these risks to its committees, and our board of directors has authorized our audit committee to oversee risks from cybersecurity threats.

Our audit committee receives an update from management of our cybersecurity threat risk management and strategy processes covering topics such as data security, any results from third-party assessments, our incident response plan, and material cybersecurity threat risks or incidents and developments, as well as the steps management has taken to respond to such risks. In such sessions, our audit committee generally receives materials discussing current and emerging material cybersecurity threat risks, and describing our ability to mitigate those risks, as well as recent developments, evolving standards, technological developments and information security considerations arising with respect to our peers and third parties. Our audit committee also receives timely information regarding any cybersecurity incident that meets establishing reporting thresholds, as well as ongoing updates.

Our cybersecurity risk management and strategy processes, which are discussed in greater detail above, are led by our Chief Executive Officer and supported by our Group Controller and Finance & Administration Manager. These individuals have experience in various roles involving managing information security, developing cybersecurity strategy, implementing effective information and cybersecurity programs, as well as managing outsourced IT vendors. These management team members are in close contact with our outsourced IT vendor who is responsible for day-to-day monitoring of the prevention, mitigation, detection, and remediation of cybersecurity incidents. The delegated management team referenced above, together with our outsourced IT vendor, , are responsible for the operation of our incident response plan. As discussed above, these management team members report to the audit committee of our board of directors about cybersecurity threat risks, among other cybersecurity related matters, at least annually and more frequently should a cybersecurity event occur.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity is an important part of our risk management processes and an area of focus for our board of directors and management. In general, our board of directors oversees risk management activities designed and implemented by our management.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors executes its oversight responsibility for risk management both directly and through delegating oversight of certain of these risks to its committees, and our board of directors has authorized our audit committee to oversee risks from cybersecurity threats
Cybersecurity Risk Role of Management [Text Block]	Our audit committee receives an update from management of our cybersecurity threat risk management and strategy processes covering topics such as data security, any results from third-party assessments, our incident response plan, and material cybersecurity threat risks or incidents and developments, as well as the steps management has taken to respond to such risks. In such sessions, our audit committee generally receives materials discussing current and emerging material cybersecurity threat risks, and describing our ability to mitigate those risks, as well as recent developments, evolving standards, technological developments and information security considerations arising with respect to our peers and third parties. Our audit committee also receives timely information regarding any cybersecurity incident that meets establishing reporting thresholds, as well as ongoing updates.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Executive Officer
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity is an important part of our risk management processes and an area of focus for our board of directors and management. In general, our board of directors oversees risk management activities designed and implemented by our management. Our board of directors executes its oversight responsibility for risk management both directly and through delegating oversight of certain of these risks to its committees, and our board of directors has authorized our audit committee to oversee risks from cybersecurity threats.

Our audit committee receives an update from management of our cybersecurity threat risk management and strategy processes covering topics such as data security, any results from third-party assessments, our incident response plan, and material cybersecurity threat risks or incidents and developments, as well as the steps management has taken to respond to such risks. In such sessions, our audit committee generally receives materials discussing current and emerging material cybersecurity threat risks, and describing our ability to mitigate those risks, as well as recent developments, evolving standards, technological developments and information security considerations arising with respect to our peers and third parties. Our audit committee also receives timely information regarding any cybersecurity incident that meets establishing reporting thresholds, as well as ongoing updates.

Our cybersecurity risk management and strategy processes, which are discussed in greater detail above, are led by our Chief Executive Officer and supported by our Group Controller and Finance & Administration Manager. These individuals have experience in various roles involving managing information security, developing cybersecurity strategy, implementing effective information and cybersecurity programs, as well as managing outsourced IT vendors. These management team members are in close contact with our outsourced IT vendor who is responsible for day-to-day monitoring of the prevention, mitigation, detection, and remediation of cybersecurity incidents. The delegated management team referenced above, together with our outsourced IT vendor, , are responsible for the operation of our incident response plan. As discussed above, these management team members report to the audit committee of our board of directors about cybersecurity threat risks, among other cybersecurity related matters, at least annually and more frequently should a cybersecurity event occur.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	These individuals have experience in various roles involving managing information security, developing cybersecurity strategy, implementing effective information and cybersecurity programs, as well as managing outsourced IT vendors.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The delegated management team referenced above, together with our outsourced IT vendor, , are responsible for the operation of our incident response plan. As discussed above, these management team members report to the audit committee of our board of directors about cybersecurity threat risks, among other cybersecurity related matters, at least annually and more frequently should a cybersecurity event occur.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true